Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)

Allocation of federal and state income taxes between current and deferred portions is as follows:

Components of Tax Expense	December 31, 2020	December 31, 2019

Current - Federal	$-	-
Current - State	1,122	4,413
Deferred - Federal	-	-
Deferred - State	-	-

Income Tax Provision/(Benefit)	$1,122	$4,413

Schedule of Rate Reconciliation

Federal income tax expense differs from the statutory federal rates of 21% for the years ended December 31, 2020 and 2019 due to the following:

Rate Reconciliation	December 31, 2020		December 31, 2019

Provision/(Benefit) at Statutory Rate	$(931,861)	21.00%	$(1,054,558)	21.00%
State Tax Provision/(Benefit) net of federal benefit	(169,277)	3.85%	(179,449)	4.03%
Permanent Book/Tax Differences	1,283	(0.03)%	14,603	(0.29)%
Change in valuation allowance	992,311	(22.36)%	1,222,042	(24.34)%
Other	108,667	(2.45)%	1,775	(0.04)%

Income Tax Provision/(Benefit)	$1,122	0.01%	$4,413	0.37%

Schedule of Deferred Income Tax Assets

The components of the net deferred tax asset at December 31, 2020 and 2019, are as follows:

	December 31, 2020	December 31, 2019
Deferred Tax Assets
263A Unicap	$26,923	$90,539
Fixed Assets	31,830	27,754
Charitable Contribution Carryforward	269	121
Intangibles	70,173	18,287
Inventory Reserve	17,761	(362)
Business Interest Limitation	637,897	417,904
Stock based compensation	684,800	661,359
Federal Net Operating loss	879,150	254,079
State Net Operating Loss	156,004	42,814
Total Deferred Tax Assets	2,504,807	1,512,495
Net Deferred Tax Asset/(Liability)	2,504,807	1,512,495
Valuation Allowance	(2,504,807)	(1,512,495)
Net Deferred Tax Asset/(Liability)	$-	$-